Operating Lease (Details Textual) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 13, 2021	Apr. 05, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Operating Lease (Textual)
Term of lease		5 years
Interest rate on unpaid amount		18.00%
Base rent per month		$ 45,000
Right of use assets	$ 1,954,022		$ 3,404,860	$ 2,000,755
Accrued rent expense			62,386
Rent payments			$ 135,000	$ 397,500	$ 540,000
Lease agreement, description	base rent of $4.35 per square foot per year with 2.5% annual increases and a three-month abatement, resulting in a base rent during the first year of $20,977 per month, increasing to a base rent during the fifth year of $23,147 per month. The Company must also pay its 29% pro rata portion of the property taxes, operating expenses and insurance costs and is also responsible to pay for the utilities used on the premises.		the Company amended the lease agreement with Westgate 200, LLC that increased the space available to the Company. The amendment increased the Company’s share of the pro rata portion property taxes, operating expenses and insurance costs from 29% to 43.4%. The initial term of the lease is extended by one year to April 30, 2027. Monthly rent payments remain at $20,977 until September 30, 2021 and increase to $31,465 per month until April 30, 2022 and then increases at approximately 2.5% per month every year.